Condensed Financial Information of Registrant Prudential plc - Statements of Financial Position (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Debtors: Other debtors	£ 4,088	£ 2,963
Tax recoverable	618	613
Cash at bank and in hand	5,759	6,623
Liabilities: amounts falling due within one year
Deferred tax liability	(4,022)	(4,715)
Accruals and deferred income	(1,700)	(1,233)
Capital and reserves
Shareholders' funds	17,249	16,087
Prudential plc
Fixed assets
Investments in subsidiary undertakings	10,825	10,798
Current assets
Debtors: Amounts owed by subsidiary undertakings	5,904	4,732
Debtors: Other debtors	5	5
Tax recoverable	42	40
Derivative assets	5	5
Pension asset	69	71
Cash at bank and in hand	22	143
Total current assets	6,047	4,996
Liabilities: amounts falling due within one year
Commercial paper	(472)	(485)
Other borrowings		(600)
Derivative liabilities	(423)	(443)
Amounts owed to subsidiary undertakings	(936)	(715)
Tax payable	(10)	(10)
Deferred tax liability	(12)	(12)
Accruals and deferred income	(101)	(79)
Total current liabilities	(1,954)	(2,344)
Net current assets	4,093	2,652
Total assets less current liabilities	14,918	13,450
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(6,676)	(5,272)
Debenture loans	(517)	(549)
Other borrowings	(275)
Total non-current liabilities	(7,468)	(5,821)
Total net assets	7,450	7,629
Capital and reserves
Share capital	130	129
Share premium	1,964	1,948
Profit and loss account	5,356	5,552
Shareholders' funds	£ 7,450	£ 7,629